Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances	$ 7,796	$ 9,394
Accounts payable	11,140	8,792
Short-term loan	15,350
Accrued expenses and other current liabilities	11,784	20,191
Advance from customers	9,173	8,492
Deferred revenue	4,178	219
Income tax payable	1,062	1,804
Put option liability	1,680	1,530
Deferred tax liability - non-current		106
Long-term loan	290	290
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Accrued expenses and other current liabilities	184	837
Advance from customers	0	202
Income tax payable	$ 21	$ 21